Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31,
	2018	2017
Bonus payables	$2,121,957	$1,529,791
VAT and other taxes payables	774,290	1,677,755
Other accrued liabilities	2,776,912	1,517,277
Total accrued liabilities and other payables	$5,673,159	$4,724,823